Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary Of Property And Equipment
Property and equipment and related depreciation are summarized in the table below:

Cost	Buildings	Building Improvements	Furniture, Equipment, and Other	Leasehold Improvements	Total
Balance, December 31, 2017	$674	$2,086	$924	$2,308	$5,992
Additions	—	563	1,638	7,674	9,875
Acquisitions (Note 14)	—	—	312	4,210	4,522

Balance, December 31, 2018	$674	$2,649	$2,874	$14,192	$20,389
Additions	7,487	1,983	4,273	9,289	23,032
Cannex acquisition (Note 14)	—	—	297	933	1,230
Other acquisitions (Note 14)	—	—	60	204	264

Balance, December 31, 2019	$8,161	$4,632	$7,504	$24,618	$44,915

Accumulated Depreciation
Balance, December 31, 2017	$—	$—	$59	$39	$98
Depreciation	12	174	115	141	442

Balance, December 31, 2018	$12	$174	$174	$180	$540
Depreciation	101	305	763	1,384	2,553

Balance, December 31, 2019	$113	$479	$937	$1,564	$3,093

Net book value
January 1, 2018	$674	$2,086	$865	$2,269	$5,894
December 31, 2018	$662	$2,475	$2,700	$14,012	$19,849
December 31, 2019	$8,048	$4,153	$6,567	$23,054	$41,822